Supplement to the
Fidelity® Equity-Income Fund
March 29, 2004
Prospectus

The following information replaces the similar information found under the heading "Dividends and Capital Gain Distributions" on page 16.

Effective September 1, 2004, the fund normally pays dividends in April, July, October, and December and pays capital gain distributions in March and December.

EQU-04-01 September 1, 2004
1.712069.106

Supplement to the
Fidelity® Utilities Fund
March 29, 2004
Prospectus

The following information replaces the similar information found under the heading "Dividends and Capital Gain Distributions" on page 14.

Effective September 1, 2004, the fund normally pays dividends in April, July, October, and December and pays capital distributions March and December.

UIF-04-01 September 1, 2004
1.733971.108